Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000096621 | Other Line
Holdings [Line Items]
Percent of Total Investments	40.16%
C000096621 | A
Holdings [Line Items]
Percent of Total Investments	3.12%
C000096621 | A-
Holdings [Line Items]
Percent of Total Investments	3.62%
C000096621 | A+
Holdings [Line Items]
Percent of Total Investments	4.07%
C000096621 | AA
Holdings [Line Items]
Percent of Total Investments	4.24%
C000096621 | AA-
Holdings [Line Items]
Percent of Total Investments	2.36%
C000096621 | AA+
Holdings [Line Items]
Percent of Total Investments	0.32%
C000096621 | AAA
Holdings [Line Items]
Percent of Total Investments	1.03%
C000096621 | B
Holdings [Line Items]
Percent of Total Investments	0.75%
C000096621 | B-
Holdings [Line Items]
Percent of Total Investments	2.26%
C000096621 | B+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000096621 | BB
Holdings [Line Items]
Percent of Total Investments	6.67%
C000096621 | BB-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000096621 | BB+
Holdings [Line Items]
Percent of Total Investments	6.47%
C000096621 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096621 | BBB-
Holdings [Line Items]
Percent of Total Investments	8.39%
C000096621 | BBB+
Holdings [Line Items]
Percent of Total Investments	4.73%
C000096621 | CCC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000096621 | CCC-
Holdings [Line Items]
Percent of Total Investments	1.01%
C000096621 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000096623 | Other Line
Holdings [Line Items]
Percent of Total Investments	40.16%
C000096623 | A
Holdings [Line Items]
Percent of Total Investments	3.12%
C000096623 | A-
Holdings [Line Items]
Percent of Total Investments	3.62%
C000096623 | A+
Holdings [Line Items]
Percent of Total Investments	4.07%
C000096623 | AA
Holdings [Line Items]
Percent of Total Investments	4.24%
C000096623 | AA-
Holdings [Line Items]
Percent of Total Investments	2.36%
C000096623 | AA+
Holdings [Line Items]
Percent of Total Investments	0.32%
C000096623 | AAA
Holdings [Line Items]
Percent of Total Investments	1.03%
C000096623 | B
Holdings [Line Items]
Percent of Total Investments	0.75%
C000096623 | B-
Holdings [Line Items]
Percent of Total Investments	2.26%
C000096623 | B+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000096623 | BB
Holdings [Line Items]
Percent of Total Investments	6.67%
C000096623 | BB-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000096623 | BB+
Holdings [Line Items]
Percent of Total Investments	6.47%
C000096623 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096623 | BBB-
Holdings [Line Items]
Percent of Total Investments	8.39%
C000096623 | BBB+
Holdings [Line Items]
Percent of Total Investments	4.73%
C000096623 | CCC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000096623 | CCC-
Holdings [Line Items]
Percent of Total Investments	1.01%
C000096623 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000096624 | Other Line
Holdings [Line Items]
Percent of Total Investments	40.16%
C000096624 | A
Holdings [Line Items]
Percent of Total Investments	3.12%
C000096624 | A-
Holdings [Line Items]
Percent of Total Investments	3.62%
C000096624 | A+
Holdings [Line Items]
Percent of Total Investments	4.07%
C000096624 | AA
Holdings [Line Items]
Percent of Total Investments	4.24%
C000096624 | AA-
Holdings [Line Items]
Percent of Total Investments	2.36%
C000096624 | AA+
Holdings [Line Items]
Percent of Total Investments	0.32%
C000096624 | AAA
Holdings [Line Items]
Percent of Total Investments	1.03%
C000096624 | B
Holdings [Line Items]
Percent of Total Investments	0.75%
C000096624 | B-
Holdings [Line Items]
Percent of Total Investments	2.26%
C000096624 | B+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000096624 | BB
Holdings [Line Items]
Percent of Total Investments	6.67%
C000096624 | BB-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000096624 | BB+
Holdings [Line Items]
Percent of Total Investments	6.47%
C000096624 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096624 | BBB-
Holdings [Line Items]
Percent of Total Investments	8.39%
C000096624 | BBB+
Holdings [Line Items]
Percent of Total Investments	4.73%
C000096624 | CCC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000096624 | CCC-
Holdings [Line Items]
Percent of Total Investments	1.01%
C000096624 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000188226 | Other Line
Holdings [Line Items]
Percent of Total Investments	40.16%
C000188226 | A
Holdings [Line Items]
Percent of Total Investments	3.12%
C000188226 | A-
Holdings [Line Items]
Percent of Total Investments	3.62%
C000188226 | A+
Holdings [Line Items]
Percent of Total Investments	4.07%
C000188226 | AA
Holdings [Line Items]
Percent of Total Investments	4.24%
C000188226 | AA-
Holdings [Line Items]
Percent of Total Investments	2.36%
C000188226 | AA+
Holdings [Line Items]
Percent of Total Investments	0.32%
C000188226 | AAA
Holdings [Line Items]
Percent of Total Investments	1.03%
C000188226 | B
Holdings [Line Items]
Percent of Total Investments	0.75%
C000188226 | B-
Holdings [Line Items]
Percent of Total Investments	2.26%
C000188226 | B+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000188226 | BB
Holdings [Line Items]
Percent of Total Investments	6.67%
C000188226 | BB-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000188226 | BB+
Holdings [Line Items]
Percent of Total Investments	6.47%
C000188226 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000188226 | BBB-
Holdings [Line Items]
Percent of Total Investments	8.39%
C000188226 | BBB+
Holdings [Line Items]
Percent of Total Investments	4.73%
C000188226 | CCC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000188226 | CCC-
Holdings [Line Items]
Percent of Total Investments	1.01%
C000188226 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000096625 | Other Line
Holdings [Line Items]
Percent of Total Investments	40.16%
C000096625 | A
Holdings [Line Items]
Percent of Total Investments	3.12%
C000096625 | A-
Holdings [Line Items]
Percent of Total Investments	3.62%
C000096625 | A+
Holdings [Line Items]
Percent of Total Investments	4.07%
C000096625 | AA
Holdings [Line Items]
Percent of Total Investments	4.24%
C000096625 | AA-
Holdings [Line Items]
Percent of Total Investments	2.36%
C000096625 | AA+
Holdings [Line Items]
Percent of Total Investments	0.32%
C000096625 | AAA
Holdings [Line Items]
Percent of Total Investments	1.03%
C000096625 | B
Holdings [Line Items]
Percent of Total Investments	0.75%
C000096625 | B-
Holdings [Line Items]
Percent of Total Investments	2.26%
C000096625 | B+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000096625 | BB
Holdings [Line Items]
Percent of Total Investments	6.67%
C000096625 | BB-
Holdings [Line Items]
Percent of Total Investments	5.00%
C000096625 | BB+
Holdings [Line Items]
Percent of Total Investments	6.47%
C000096625 | BBB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096625 | BBB-
Holdings [Line Items]
Percent of Total Investments	8.39%
C000096625 | BBB+
Holdings [Line Items]
Percent of Total Investments	4.73%
C000096625 | CCC
Holdings [Line Items]
Percent of Total Investments	0.30%
C000096625 | CCC-
Holdings [Line Items]
Percent of Total Investments	1.01%
C000096625 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.36%
C000020576 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.29%
C000020576 | A
Holdings [Line Items]
Percent of Total Investments	12.21%
C000020576 | A-
Holdings [Line Items]
Percent of Total Investments	7.22%
C000020576 | A+
Holdings [Line Items]
Percent of Total Investments	12.73%
C000020576 | AA
Holdings [Line Items]
Percent of Total Investments	25.04%
C000020576 | AA-
Holdings [Line Items]
Percent of Total Investments	10.22%
C000020576 | AA+
Holdings [Line Items]
Percent of Total Investments	2.93%
C000020576 | AAA
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020576 | B+
Holdings [Line Items]
Percent of Total Investments	0.07%
C000020576 | BB
Holdings [Line Items]
Percent of Total Investments	2.47%
C000020576 | BB-
Holdings [Line Items]
Percent of Total Investments	0.31%
C000020576 | BB+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020576 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020576 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.58%
C000020576 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.68%
C000020576 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020576 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.08%
C000020577 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.29%
C000020577 | A
Holdings [Line Items]
Percent of Total Investments	12.21%
C000020577 | A-
Holdings [Line Items]
Percent of Total Investments	7.22%
C000020577 | A+
Holdings [Line Items]
Percent of Total Investments	12.73%
C000020577 | AA
Holdings [Line Items]
Percent of Total Investments	25.04%
C000020577 | AA-
Holdings [Line Items]
Percent of Total Investments	10.22%
C000020577 | AA+
Holdings [Line Items]
Percent of Total Investments	2.93%
C000020577 | AAA
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020577 | B+
Holdings [Line Items]
Percent of Total Investments	0.07%
C000020577 | BB
Holdings [Line Items]
Percent of Total Investments	2.47%
C000020577 | BB-
Holdings [Line Items]
Percent of Total Investments	0.31%
C000020577 | BB+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020577 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020577 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.58%
C000020577 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.68%
C000020577 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020577 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054742 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.29%
C000054742 | A
Holdings [Line Items]
Percent of Total Investments	12.21%
C000054742 | A-
Holdings [Line Items]
Percent of Total Investments	7.22%
C000054742 | A+
Holdings [Line Items]
Percent of Total Investments	12.73%
C000054742 | AA
Holdings [Line Items]
Percent of Total Investments	25.04%
C000054742 | AA-
Holdings [Line Items]
Percent of Total Investments	10.22%
C000054742 | AA+
Holdings [Line Items]
Percent of Total Investments	2.93%
C000054742 | AAA
Holdings [Line Items]
Percent of Total Investments	0.17%
C000054742 | B+
Holdings [Line Items]
Percent of Total Investments	0.07%
C000054742 | BB
Holdings [Line Items]
Percent of Total Investments	2.47%
C000054742 | BB-
Holdings [Line Items]
Percent of Total Investments	0.31%
C000054742 | BB+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000054742 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000054742 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.58%
C000054742 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.68%
C000054742 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000054742 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.08%
C000188221 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.29%
C000188221 | A
Holdings [Line Items]
Percent of Total Investments	12.21%
C000188221 | A-
Holdings [Line Items]
Percent of Total Investments	7.22%
C000188221 | A+
Holdings [Line Items]
Percent of Total Investments	12.73%
C000188221 | AA
Holdings [Line Items]
Percent of Total Investments	25.04%
C000188221 | AA-
Holdings [Line Items]
Percent of Total Investments	10.22%
C000188221 | AA+
Holdings [Line Items]
Percent of Total Investments	2.93%
C000188221 | AAA
Holdings [Line Items]
Percent of Total Investments	0.17%
C000188221 | B+
Holdings [Line Items]
Percent of Total Investments	0.07%
C000188221 | BB
Holdings [Line Items]
Percent of Total Investments	2.47%
C000188221 | BB-
Holdings [Line Items]
Percent of Total Investments	0.31%
C000188221 | BB+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000188221 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000188221 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.58%
C000188221 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.68%
C000188221 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000188221 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.08%
C000096845 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.29%
C000096845 | A
Holdings [Line Items]
Percent of Total Investments	12.21%
C000096845 | A-
Holdings [Line Items]
Percent of Total Investments	7.22%
C000096845 | A+
Holdings [Line Items]
Percent of Total Investments	12.73%
C000096845 | AA
Holdings [Line Items]
Percent of Total Investments	25.04%
C000096845 | AA-
Holdings [Line Items]
Percent of Total Investments	10.22%
C000096845 | AA+
Holdings [Line Items]
Percent of Total Investments	2.93%
C000096845 | AAA
Holdings [Line Items]
Percent of Total Investments	0.17%
C000096845 | B+
Holdings [Line Items]
Percent of Total Investments	0.07%
C000096845 | BB
Holdings [Line Items]
Percent of Total Investments	2.47%
C000096845 | BB-
Holdings [Line Items]
Percent of Total Investments	0.31%
C000096845 | BB+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096845 | BBB
Holdings [Line Items]
Percent of Total Investments	4.70%
C000096845 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.58%
C000096845 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.68%
C000096845 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000096845 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.08%
C000096630 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.63%
C000096630 | A
Holdings [Line Items]
Percent of Total Investments	11.96%
C000096630 | A-
Holdings [Line Items]
Percent of Total Investments	8.12%
C000096630 | A+
Holdings [Line Items]
Percent of Total Investments	12.71%
C000096630 | AA
Holdings [Line Items]
Percent of Total Investments	11.41%
C000096630 | AA-
Holdings [Line Items]
Percent of Total Investments	8.70%
C000096630 | AA+
Holdings [Line Items]
Percent of Total Investments	6.09%
C000096630 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096630 | B
Holdings [Line Items]
Percent of Total Investments	0.39%
C000096630 | B-
Holdings [Line Items]
Percent of Total Investments	0.16%
C000096630 | B+
Holdings [Line Items]
Percent of Total Investments	0.51%
C000096630 | BB
Holdings [Line Items]
Percent of Total Investments	1.36%
C000096630 | BB-
Holdings [Line Items]
Percent of Total Investments	1.25%
C000096630 | BB+
Holdings [Line Items]
Percent of Total Investments	2.47%
C000096630 | BBB
Holdings [Line Items]
Percent of Total Investments	5.69%
C000096630 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.74%
C000096630 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.91%
C000096632 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.63%
C000096632 | A
Holdings [Line Items]
Percent of Total Investments	11.96%
C000096632 | A-
Holdings [Line Items]
Percent of Total Investments	8.12%
C000096632 | A+
Holdings [Line Items]
Percent of Total Investments	12.71%
C000096632 | AA
Holdings [Line Items]
Percent of Total Investments	11.41%
C000096632 | AA-
Holdings [Line Items]
Percent of Total Investments	8.70%
C000096632 | AA+
Holdings [Line Items]
Percent of Total Investments	6.09%
C000096632 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096632 | B
Holdings [Line Items]
Percent of Total Investments	0.39%
C000096632 | B-
Holdings [Line Items]
Percent of Total Investments	0.16%
C000096632 | B+
Holdings [Line Items]
Percent of Total Investments	0.51%
C000096632 | BB
Holdings [Line Items]
Percent of Total Investments	1.36%
C000096632 | BB-
Holdings [Line Items]
Percent of Total Investments	1.25%
C000096632 | BB+
Holdings [Line Items]
Percent of Total Investments	2.47%
C000096632 | BBB
Holdings [Line Items]
Percent of Total Investments	5.69%
C000096632 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.74%
C000096632 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.91%
C000096627 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.63%
C000096627 | A
Holdings [Line Items]
Percent of Total Investments	11.96%
C000096627 | A-
Holdings [Line Items]
Percent of Total Investments	8.12%
C000096627 | A+
Holdings [Line Items]
Percent of Total Investments	12.71%
C000096627 | AA
Holdings [Line Items]
Percent of Total Investments	11.41%
C000096627 | AA-
Holdings [Line Items]
Percent of Total Investments	8.70%
C000096627 | AA+
Holdings [Line Items]
Percent of Total Investments	6.09%
C000096627 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096627 | B
Holdings [Line Items]
Percent of Total Investments	0.39%
C000096627 | B-
Holdings [Line Items]
Percent of Total Investments	0.16%
C000096627 | B+
Holdings [Line Items]
Percent of Total Investments	0.51%
C000096627 | BB
Holdings [Line Items]
Percent of Total Investments	1.36%
C000096627 | BB-
Holdings [Line Items]
Percent of Total Investments	1.25%
C000096627 | BB+
Holdings [Line Items]
Percent of Total Investments	2.47%
C000096627 | BBB
Holdings [Line Items]
Percent of Total Investments	5.69%
C000096627 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.74%
C000096627 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.91%
C000188227 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.63%
C000188227 | A
Holdings [Line Items]
Percent of Total Investments	11.96%
C000188227 | A-
Holdings [Line Items]
Percent of Total Investments	8.12%
C000188227 | A+
Holdings [Line Items]
Percent of Total Investments	12.71%
C000188227 | AA
Holdings [Line Items]
Percent of Total Investments	11.41%
C000188227 | AA-
Holdings [Line Items]
Percent of Total Investments	8.70%
C000188227 | AA+
Holdings [Line Items]
Percent of Total Investments	6.09%
C000188227 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000188227 | B
Holdings [Line Items]
Percent of Total Investments	0.39%
C000188227 | B-
Holdings [Line Items]
Percent of Total Investments	0.16%
C000188227 | B+
Holdings [Line Items]
Percent of Total Investments	0.51%
C000188227 | BB
Holdings [Line Items]
Percent of Total Investments	1.36%
C000188227 | BB-
Holdings [Line Items]
Percent of Total Investments	1.25%
C000188227 | BB+
Holdings [Line Items]
Percent of Total Investments	2.47%
C000188227 | BBB
Holdings [Line Items]
Percent of Total Investments	5.69%
C000188227 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.74%
C000188227 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.91%
C000096628 | Other Line
Holdings [Line Items]
Percent of Total Investments	8.63%
C000096628 | A
Holdings [Line Items]
Percent of Total Investments	11.96%
C000096628 | A-
Holdings [Line Items]
Percent of Total Investments	8.12%
C000096628 | A+
Holdings [Line Items]
Percent of Total Investments	12.71%
C000096628 | AA
Holdings [Line Items]
Percent of Total Investments	11.41%
C000096628 | AA-
Holdings [Line Items]
Percent of Total Investments	8.70%
C000096628 | AA+
Holdings [Line Items]
Percent of Total Investments	6.09%
C000096628 | AAA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096628 | B
Holdings [Line Items]
Percent of Total Investments	0.39%
C000096628 | B-
Holdings [Line Items]
Percent of Total Investments	0.16%
C000096628 | B+
Holdings [Line Items]
Percent of Total Investments	0.51%
C000096628 | BB
Holdings [Line Items]
Percent of Total Investments	1.36%
C000096628 | BB-
Holdings [Line Items]
Percent of Total Investments	1.25%
C000096628 | BB+
Holdings [Line Items]
Percent of Total Investments	2.47%
C000096628 | BBB
Holdings [Line Items]
Percent of Total Investments	5.69%
C000096628 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.74%
C000096628 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.91%
C000020589 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020589 | A
Holdings [Line Items]
Percent of Total Investments	12.57%
C000020589 | A-
Holdings [Line Items]
Percent of Total Investments	9.95%
C000020589 | A+
Holdings [Line Items]
Percent of Total Investments	12.51%
C000020589 | AA
Holdings [Line Items]
Percent of Total Investments	13.25%
C000020589 | AA-
Holdings [Line Items]
Percent of Total Investments	7.93%
C000020589 | AA+
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020589 | AAA
Holdings [Line Items]
Percent of Total Investments	3.72%
C000020589 | B
Holdings [Line Items]
Percent of Total Investments	0.27%
C000020589 | B-
Holdings [Line Items]
Percent of Total Investments	0.35%
C000020589 | B+
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020589 | BB
Holdings [Line Items]
Percent of Total Investments	1.37%
C000020589 | BB-
Holdings [Line Items]
Percent of Total Investments	0.62%
C000020589 | BB+
Holdings [Line Items]
Percent of Total Investments	2.12%
C000020589 | BBB
Holdings [Line Items]
Percent of Total Investments	5.29%
C000020589 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.72%
C000020589 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.92%
C000020589 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.14%
C000020591 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020591 | A
Holdings [Line Items]
Percent of Total Investments	12.57%
C000020591 | A-
Holdings [Line Items]
Percent of Total Investments	9.95%
C000020591 | A+
Holdings [Line Items]
Percent of Total Investments	12.51%
C000020591 | AA
Holdings [Line Items]
Percent of Total Investments	13.25%
C000020591 | AA-
Holdings [Line Items]
Percent of Total Investments	7.93%
C000020591 | AA+
Holdings [Line Items]
Percent of Total Investments	6.40%
C000020591 | AAA
Holdings [Line Items]
Percent of Total Investments	3.72%
C000020591 | B
Holdings [Line Items]
Percent of Total Investments	0.27%
C000020591 | B-
Holdings [Line Items]
Percent of Total Investments	0.35%
C000020591 | B+
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020591 | BB
Holdings [Line Items]
Percent of Total Investments	1.37%
C000020591 | BB-
Holdings [Line Items]
Percent of Total Investments	0.62%
C000020591 | BB+
Holdings [Line Items]
Percent of Total Investments	2.12%
C000020591 | BBB
Holdings [Line Items]
Percent of Total Investments	5.29%
C000020591 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.72%
C000020591 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.92%
C000020591 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.14%
C000054746 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000054746 | A
Holdings [Line Items]
Percent of Total Investments	12.57%
C000054746 | A-
Holdings [Line Items]
Percent of Total Investments	9.95%
C000054746 | A+
Holdings [Line Items]
Percent of Total Investments	12.51%
C000054746 | AA
Holdings [Line Items]
Percent of Total Investments	13.25%
C000054746 | AA-
Holdings [Line Items]
Percent of Total Investments	7.93%
C000054746 | AA+
Holdings [Line Items]
Percent of Total Investments	6.40%
C000054746 | AAA
Holdings [Line Items]
Percent of Total Investments	3.72%
C000054746 | B
Holdings [Line Items]
Percent of Total Investments	0.27%
C000054746 | B-
Holdings [Line Items]
Percent of Total Investments	0.35%
C000054746 | B+
Holdings [Line Items]
Percent of Total Investments	0.17%
C000054746 | BB
Holdings [Line Items]
Percent of Total Investments	1.37%
C000054746 | BB-
Holdings [Line Items]
Percent of Total Investments	0.62%
C000054746 | BB+
Holdings [Line Items]
Percent of Total Investments	2.12%
C000054746 | BBB
Holdings [Line Items]
Percent of Total Investments	5.29%
C000054746 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.72%
C000054746 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.92%
C000054746 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.14%
C000188222 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000188222 | A
Holdings [Line Items]
Percent of Total Investments	12.57%
C000188222 | A-
Holdings [Line Items]
Percent of Total Investments	9.95%
C000188222 | A+
Holdings [Line Items]
Percent of Total Investments	12.51%
C000188222 | AA
Holdings [Line Items]
Percent of Total Investments	13.25%
C000188222 | AA-
Holdings [Line Items]
Percent of Total Investments	7.93%
C000188222 | AA+
Holdings [Line Items]
Percent of Total Investments	6.40%
C000188222 | AAA
Holdings [Line Items]
Percent of Total Investments	3.72%
C000188222 | B
Holdings [Line Items]
Percent of Total Investments	0.27%
C000188222 | B-
Holdings [Line Items]
Percent of Total Investments	0.35%
C000188222 | B+
Holdings [Line Items]
Percent of Total Investments	0.17%
C000188222 | BB
Holdings [Line Items]
Percent of Total Investments	1.37%
C000188222 | BB-
Holdings [Line Items]
Percent of Total Investments	0.62%
C000188222 | BB+
Holdings [Line Items]
Percent of Total Investments	2.12%
C000188222 | BBB
Holdings [Line Items]
Percent of Total Investments	5.29%
C000188222 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.72%
C000188222 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.92%
C000188222 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.14%
C000050290 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.70%
C000050290 | A
Holdings [Line Items]
Percent of Total Investments	12.57%
C000050290 | A-
Holdings [Line Items]
Percent of Total Investments	9.95%
C000050290 | A+
Holdings [Line Items]
Percent of Total Investments	12.51%
C000050290 | AA
Holdings [Line Items]
Percent of Total Investments	13.25%
C000050290 | AA-
Holdings [Line Items]
Percent of Total Investments	7.93%
C000050290 | AA+
Holdings [Line Items]
Percent of Total Investments	6.40%
C000050290 | AAA
Holdings [Line Items]
Percent of Total Investments	3.72%
C000050290 | B
Holdings [Line Items]
Percent of Total Investments	0.27%
C000050290 | B-
Holdings [Line Items]
Percent of Total Investments	0.35%
C000050290 | B+
Holdings [Line Items]
Percent of Total Investments	0.17%
C000050290 | BB
Holdings [Line Items]
Percent of Total Investments	1.37%
C000050290 | BB-
Holdings [Line Items]
Percent of Total Investments	0.62%
C000050290 | BB+
Holdings [Line Items]
Percent of Total Investments	2.12%
C000050290 | BBB
Holdings [Line Items]
Percent of Total Investments	5.29%
C000050290 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.72%
C000050290 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.92%
C000050290 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.14%
C000020593 | Other Line
Holdings [Line Items]
Percent of Total Investments	3.08%
C000020593 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020593 | A-
Holdings [Line Items]
Percent of Total Investments	3.86%
C000020593 | A+
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020593 | AA
Holdings [Line Items]
Percent of Total Investments	16.65%
C000020593 | AA-
Holdings [Line Items]
Percent of Total Investments	23.07%
C000020593 | AA+
Holdings [Line Items]
Percent of Total Investments	1.48%
C000020593 | AAA
Holdings [Line Items]
Percent of Total Investments	6.67%
C000020593 | BB-
Holdings [Line Items]
Percent of Total Investments	1.51%
C000020593 | BBB
Holdings [Line Items]
Percent of Total Investments	2.16%
C000020593 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020593 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.82%
C000054747 | Other Line
Holdings [Line Items]
Percent of Total Investments	3.08%
C000054747 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000054747 | A-
Holdings [Line Items]
Percent of Total Investments	3.86%
C000054747 | A+
Holdings [Line Items]
Percent of Total Investments	9.20%
C000054747 | AA
Holdings [Line Items]
Percent of Total Investments	16.65%
C000054747 | AA-
Holdings [Line Items]
Percent of Total Investments	23.07%
C000054747 | AA+
Holdings [Line Items]
Percent of Total Investments	1.48%
C000054747 | AAA
Holdings [Line Items]
Percent of Total Investments	6.67%
C000054747 | BB-
Holdings [Line Items]
Percent of Total Investments	1.51%
C000054747 | BBB
Holdings [Line Items]
Percent of Total Investments	2.16%
C000054747 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.20%
C000054747 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.82%
C000188223 | Other Line
Holdings [Line Items]
Percent of Total Investments	3.08%
C000188223 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000188223 | A-
Holdings [Line Items]
Percent of Total Investments	3.86%
C000188223 | A+
Holdings [Line Items]
Percent of Total Investments	9.20%
C000188223 | AA
Holdings [Line Items]
Percent of Total Investments	16.65%
C000188223 | AA-
Holdings [Line Items]
Percent of Total Investments	23.07%
C000188223 | AA+
Holdings [Line Items]
Percent of Total Investments	1.48%
C000188223 | AAA
Holdings [Line Items]
Percent of Total Investments	6.67%
C000188223 | BB-
Holdings [Line Items]
Percent of Total Investments	1.51%
C000188223 | BBB
Holdings [Line Items]
Percent of Total Investments	2.16%
C000188223 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.20%
C000188223 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.82%
C000096846 | Other Line
Holdings [Line Items]
Percent of Total Investments	3.08%
C000096846 | A
Holdings [Line Items]
Percent of Total Investments	22.30%
C000096846 | A-
Holdings [Line Items]
Percent of Total Investments	3.86%
C000096846 | A+
Holdings [Line Items]
Percent of Total Investments	9.20%
C000096846 | AA
Holdings [Line Items]
Percent of Total Investments	16.65%
C000096846 | AA-
Holdings [Line Items]
Percent of Total Investments	23.07%
C000096846 | AA+
Holdings [Line Items]
Percent of Total Investments	1.48%
C000096846 | AAA
Holdings [Line Items]
Percent of Total Investments	6.67%
C000096846 | BB-
Holdings [Line Items]
Percent of Total Investments	1.51%
C000096846 | BBB
Holdings [Line Items]
Percent of Total Investments	2.16%
C000096846 | BBB-
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096846 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.82%
C000096633 | Other Line
Holdings [Line Items]
Percent of Total Investments	6.28%
C000096633 | A
Holdings [Line Items]
Percent of Total Investments	23.84%
C000096633 | A-
Holdings [Line Items]
Percent of Total Investments	9.35%
C000096633 | A+
Holdings [Line Items]
Percent of Total Investments	13.90%
C000096633 | AA
Holdings [Line Items]
Percent of Total Investments	10.21%
C000096633 | AA-
Holdings [Line Items]
Percent of Total Investments	5.98%
C000096633 | AA+
Holdings [Line Items]
Percent of Total Investments	5.72%
C000096633 | AAA
Holdings [Line Items]
Percent of Total Investments	4.03%
C000096633 | B
Holdings [Line Items]
Percent of Total Investments	0.05%
C000096633 | BB
Holdings [Line Items]
Percent of Total Investments	0.48%
C000096633 | BB-
Holdings [Line Items]
Percent of Total Investments	0.49%
C000096633 | BB+
Holdings [Line Items]
Percent of Total Investments	0.89%
C000096633 | BBB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000096633 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.01%
C000096633 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.46%
C000096635 | Other Line
Holdings [Line Items]
Percent of Total Investments	6.28%
C000096635 | A
Holdings [Line Items]
Percent of Total Investments	23.84%
C000096635 | A-
Holdings [Line Items]
Percent of Total Investments	9.35%
C000096635 | A+
Holdings [Line Items]
Percent of Total Investments	13.90%
C000096635 | AA
Holdings [Line Items]
Percent of Total Investments	10.21%
C000096635 | AA-
Holdings [Line Items]
Percent of Total Investments	5.98%
C000096635 | AA+
Holdings [Line Items]
Percent of Total Investments	5.72%
C000096635 | AAA
Holdings [Line Items]
Percent of Total Investments	4.03%
C000096635 | B
Holdings [Line Items]
Percent of Total Investments	0.05%
C000096635 | BB
Holdings [Line Items]
Percent of Total Investments	0.48%
C000096635 | BB-
Holdings [Line Items]
Percent of Total Investments	0.49%
C000096635 | BB+
Holdings [Line Items]
Percent of Total Investments	0.89%
C000096635 | BBB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000096635 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.01%
C000096635 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.46%
C000096636 | Other Line
Holdings [Line Items]
Percent of Total Investments	6.28%
C000096636 | A
Holdings [Line Items]
Percent of Total Investments	23.84%
C000096636 | A-
Holdings [Line Items]
Percent of Total Investments	9.35%
C000096636 | A+
Holdings [Line Items]
Percent of Total Investments	13.90%
C000096636 | AA
Holdings [Line Items]
Percent of Total Investments	10.21%
C000096636 | AA-
Holdings [Line Items]
Percent of Total Investments	5.98%
C000096636 | AA+
Holdings [Line Items]
Percent of Total Investments	5.72%
C000096636 | AAA
Holdings [Line Items]
Percent of Total Investments	4.03%
C000096636 | B
Holdings [Line Items]
Percent of Total Investments	0.05%
C000096636 | BB
Holdings [Line Items]
Percent of Total Investments	0.48%
C000096636 | BB-
Holdings [Line Items]
Percent of Total Investments	0.49%
C000096636 | BB+
Holdings [Line Items]
Percent of Total Investments	0.89%
C000096636 | BBB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000096636 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.01%
C000096636 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.46%
C000188228 | Other Line
Holdings [Line Items]
Percent of Total Investments	6.28%
C000188228 | A
Holdings [Line Items]
Percent of Total Investments	23.84%
C000188228 | A-
Holdings [Line Items]
Percent of Total Investments	9.35%
C000188228 | A+
Holdings [Line Items]
Percent of Total Investments	13.90%
C000188228 | AA
Holdings [Line Items]
Percent of Total Investments	10.21%
C000188228 | AA-
Holdings [Line Items]
Percent of Total Investments	5.98%
C000188228 | AA+
Holdings [Line Items]
Percent of Total Investments	5.72%
C000188228 | AAA
Holdings [Line Items]
Percent of Total Investments	4.03%
C000188228 | B
Holdings [Line Items]
Percent of Total Investments	0.05%
C000188228 | BB
Holdings [Line Items]
Percent of Total Investments	0.48%
C000188228 | BB-
Holdings [Line Items]
Percent of Total Investments	0.49%
C000188228 | BB+
Holdings [Line Items]
Percent of Total Investments	0.89%
C000188228 | BBB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000188228 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.01%
C000188228 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.46%
C000096637 | Other Line
Holdings [Line Items]
Percent of Total Investments	6.28%
C000096637 | A
Holdings [Line Items]
Percent of Total Investments	23.84%
C000096637 | A-
Holdings [Line Items]
Percent of Total Investments	9.35%
C000096637 | A+
Holdings [Line Items]
Percent of Total Investments	13.90%
C000096637 | AA
Holdings [Line Items]
Percent of Total Investments	10.21%
C000096637 | AA-
Holdings [Line Items]
Percent of Total Investments	5.98%
C000096637 | AA+
Holdings [Line Items]
Percent of Total Investments	5.72%
C000096637 | AAA
Holdings [Line Items]
Percent of Total Investments	4.03%
C000096637 | B
Holdings [Line Items]
Percent of Total Investments	0.05%
C000096637 | BB
Holdings [Line Items]
Percent of Total Investments	0.48%
C000096637 | BB-
Holdings [Line Items]
Percent of Total Investments	0.49%
C000096637 | BB+
Holdings [Line Items]
Percent of Total Investments	0.89%
C000096637 | BBB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000096637 | BBB-
Holdings [Line Items]
Percent of Total Investments	7.01%
C000096637 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.46%
C000232851 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.75%
C000232851 | A
Holdings [Line Items]
Percent of Total Investments	21.51%
C000232851 | A+
Holdings [Line Items]
Percent of Total Investments	13.18%
C000232851 | AA
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232851 | AA-
Holdings [Line Items]
Percent of Total Investments	2.86%
C000232851 | AA+
Holdings [Line Items]
Percent of Total Investments	2.53%
C000232851 | AAA
Holdings [Line Items]
Percent of Total Investments	6.98%
C000232851 | BB
Holdings [Line Items]
Percent of Total Investments	7.63%
C000232851 | BB+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000232851 | BBB
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232851 | BBB-
Holdings [Line Items]
Percent of Total Investments	21.95%
C000232851 | BBB+
Holdings [Line Items]
Percent of Total Investments	3.34%
C000232852 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.75%
C000232852 | A
Holdings [Line Items]
Percent of Total Investments	21.51%
C000232852 | A+
Holdings [Line Items]
Percent of Total Investments	13.18%
C000232852 | AA
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232852 | AA-
Holdings [Line Items]
Percent of Total Investments	2.86%
C000232852 | AA+
Holdings [Line Items]
Percent of Total Investments	2.53%
C000232852 | AAA
Holdings [Line Items]
Percent of Total Investments	6.98%
C000232852 | BB
Holdings [Line Items]
Percent of Total Investments	7.63%
C000232852 | BB+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000232852 | BBB
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232852 | BBB-
Holdings [Line Items]
Percent of Total Investments	21.95%
C000232852 | BBB+
Holdings [Line Items]
Percent of Total Investments	3.34%
C000232853 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.75%
C000232853 | A
Holdings [Line Items]
Percent of Total Investments	21.51%
C000232853 | A+
Holdings [Line Items]
Percent of Total Investments	13.18%
C000232853 | AA
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232853 | AA-
Holdings [Line Items]
Percent of Total Investments	2.86%
C000232853 | AA+
Holdings [Line Items]
Percent of Total Investments	2.53%
C000232853 | AAA
Holdings [Line Items]
Percent of Total Investments	6.98%
C000232853 | BB
Holdings [Line Items]
Percent of Total Investments	7.63%
C000232853 | BB+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000232853 | BBB
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232853 | BBB-
Holdings [Line Items]
Percent of Total Investments	21.95%
C000232853 | BBB+
Holdings [Line Items]
Percent of Total Investments	3.34%
C000232849 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.75%
C000232849 | A
Holdings [Line Items]
Percent of Total Investments	21.51%
C000232849 | A+
Holdings [Line Items]
Percent of Total Investments	13.18%
C000232849 | AA
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232849 | AA-
Holdings [Line Items]
Percent of Total Investments	2.86%
C000232849 | AA+
Holdings [Line Items]
Percent of Total Investments	2.53%
C000232849 | AAA
Holdings [Line Items]
Percent of Total Investments	6.98%
C000232849 | BB
Holdings [Line Items]
Percent of Total Investments	7.63%
C000232849 | BB+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000232849 | BBB
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232849 | BBB-
Holdings [Line Items]
Percent of Total Investments	21.95%
C000232849 | BBB+
Holdings [Line Items]
Percent of Total Investments	3.34%
C000232850 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.75%
C000232850 | A
Holdings [Line Items]
Percent of Total Investments	21.51%
C000232850 | A+
Holdings [Line Items]
Percent of Total Investments	13.18%
C000232850 | AA
Holdings [Line Items]
Percent of Total Investments	7.32%
C000232850 | AA-
Holdings [Line Items]
Percent of Total Investments	2.86%
C000232850 | AA+
Holdings [Line Items]
Percent of Total Investments	2.53%
C000232850 | AAA
Holdings [Line Items]
Percent of Total Investments	6.98%
C000232850 | BB
Holdings [Line Items]
Percent of Total Investments	7.63%
C000232850 | BB+
Holdings [Line Items]
Percent of Total Investments	2.14%
C000232850 | BBB
Holdings [Line Items]
Percent of Total Investments	4.81%
C000232850 | BBB-
Holdings [Line Items]
Percent of Total Investments	21.95%
C000232850 | BBB+
Holdings [Line Items]
Percent of Total Investments	3.34%
C000020595 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.82%
C000020595 | A
Holdings [Line Items]
Percent of Total Investments	6.04%
C000020595 | A-
Holdings [Line Items]
Percent of Total Investments	8.36%
C000020595 | A+
Holdings [Line Items]
Percent of Total Investments	2.63%
C000020595 | AA
Holdings [Line Items]
Percent of Total Investments	13.76%
C000020595 | AA-
Holdings [Line Items]
Percent of Total Investments	5.81%
C000020595 | AA+
Holdings [Line Items]
Percent of Total Investments	15.61%
C000020595 | AAA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020595 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020595 | B-
Holdings [Line Items]
Percent of Total Investments	0.74%
C000020595 | B+
Holdings [Line Items]
Percent of Total Investments	0.92%
C000020595 | BB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000020595 | BB-
Holdings [Line Items]
Percent of Total Investments	0.32%
C000020595 | BB+
Holdings [Line Items]
Percent of Total Investments	0.55%
C000020595 | BBB
Holdings [Line Items]
Percent of Total Investments	7.38%
C000020595 | BBB-
Holdings [Line Items]
Percent of Total Investments	13.62%
C000020595 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.48%
C000020595 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.33%
C000020596 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.82%
C000020596 | A
Holdings [Line Items]
Percent of Total Investments	6.04%
C000020596 | A-
Holdings [Line Items]
Percent of Total Investments	8.36%
C000020596 | A+
Holdings [Line Items]
Percent of Total Investments	2.63%
C000020596 | AA
Holdings [Line Items]
Percent of Total Investments	13.76%
C000020596 | AA-
Holdings [Line Items]
Percent of Total Investments	5.81%
C000020596 | AA+
Holdings [Line Items]
Percent of Total Investments	15.61%
C000020596 | AAA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020596 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020596 | B-
Holdings [Line Items]
Percent of Total Investments	0.74%
C000020596 | B+
Holdings [Line Items]
Percent of Total Investments	0.92%
C000020596 | BB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000020596 | BB-
Holdings [Line Items]
Percent of Total Investments	0.32%
C000020596 | BB+
Holdings [Line Items]
Percent of Total Investments	0.55%
C000020596 | BBB
Holdings [Line Items]
Percent of Total Investments	7.38%
C000020596 | BBB-
Holdings [Line Items]
Percent of Total Investments	13.62%
C000020596 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.48%
C000020596 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.33%
C000054748 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.82%
C000054748 | A
Holdings [Line Items]
Percent of Total Investments	6.04%
C000054748 | A-
Holdings [Line Items]
Percent of Total Investments	8.36%
C000054748 | A+
Holdings [Line Items]
Percent of Total Investments	2.63%
C000054748 | AA
Holdings [Line Items]
Percent of Total Investments	13.76%
C000054748 | AA-
Holdings [Line Items]
Percent of Total Investments	5.81%
C000054748 | AA+
Holdings [Line Items]
Percent of Total Investments	15.61%
C000054748 | AAA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000054748 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000054748 | B-
Holdings [Line Items]
Percent of Total Investments	0.74%
C000054748 | B+
Holdings [Line Items]
Percent of Total Investments	0.92%
C000054748 | BB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054748 | BB-
Holdings [Line Items]
Percent of Total Investments	0.32%
C000054748 | BB+
Holdings [Line Items]
Percent of Total Investments	0.55%
C000054748 | BBB
Holdings [Line Items]
Percent of Total Investments	7.38%
C000054748 | BBB-
Holdings [Line Items]
Percent of Total Investments	13.62%
C000054748 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.48%
C000054748 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.33%
C000188224 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.82%
C000188224 | A
Holdings [Line Items]
Percent of Total Investments	6.04%
C000188224 | A-
Holdings [Line Items]
Percent of Total Investments	8.36%
C000188224 | A+
Holdings [Line Items]
Percent of Total Investments	2.63%
C000188224 | AA
Holdings [Line Items]
Percent of Total Investments	13.76%
C000188224 | AA-
Holdings [Line Items]
Percent of Total Investments	5.81%
C000188224 | AA+
Holdings [Line Items]
Percent of Total Investments	15.61%
C000188224 | AAA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000188224 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000188224 | B-
Holdings [Line Items]
Percent of Total Investments	0.74%
C000188224 | B+
Holdings [Line Items]
Percent of Total Investments	0.92%
C000188224 | BB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000188224 | BB-
Holdings [Line Items]
Percent of Total Investments	0.32%
C000188224 | BB+
Holdings [Line Items]
Percent of Total Investments	0.55%
C000188224 | BBB
Holdings [Line Items]
Percent of Total Investments	7.38%
C000188224 | BBB-
Holdings [Line Items]
Percent of Total Investments	13.62%
C000188224 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.48%
C000188224 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.33%
C000096847 | Other Line
Holdings [Line Items]
Percent of Total Investments	5.82%
C000096847 | A
Holdings [Line Items]
Percent of Total Investments	6.04%
C000096847 | A-
Holdings [Line Items]
Percent of Total Investments	8.36%
C000096847 | A+
Holdings [Line Items]
Percent of Total Investments	2.63%
C000096847 | AA
Holdings [Line Items]
Percent of Total Investments	13.76%
C000096847 | AA-
Holdings [Line Items]
Percent of Total Investments	5.81%
C000096847 | AA+
Holdings [Line Items]
Percent of Total Investments	15.61%
C000096847 | AAA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000096847 | B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000096847 | B-
Holdings [Line Items]
Percent of Total Investments	0.74%
C000096847 | B+
Holdings [Line Items]
Percent of Total Investments	0.92%
C000096847 | BB
Holdings [Line Items]
Percent of Total Investments	1.53%
C000096847 | BB-
Holdings [Line Items]
Percent of Total Investments	0.32%
C000096847 | BB+
Holdings [Line Items]
Percent of Total Investments	0.55%
C000096847 | BBB
Holdings [Line Items]
Percent of Total Investments	7.38%
C000096847 | BBB-
Holdings [Line Items]
Percent of Total Investments	13.62%
C000096847 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.48%
C000096847 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.33%
C000155633 | Other Line
Holdings [Line Items]
Percent of Total Investments	31.61%
C000155633 | A
Holdings [Line Items]
Percent of Total Investments	3.98%
C000155633 | A-
Holdings [Line Items]
Percent of Total Investments	3.14%
C000155633 | A+
Holdings [Line Items]
Percent of Total Investments	6.31%
C000155633 | AA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155633 | AA-
Holdings [Line Items]
Percent of Total Investments	1.83%
C000155633 | AA+
Holdings [Line Items]
Percent of Total Investments	0.95%
C000155633 | AAA
Holdings [Line Items]
Percent of Total Investments	1.04%
C000155633 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155633 | B-
Holdings [Line Items]
Percent of Total Investments	0.68%
C000155633 | B+
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155633 | BB
Holdings [Line Items]
Percent of Total Investments	5.39%
C000155633 | BB-
Holdings [Line Items]
Percent of Total Investments	7.06%
C000155633 | BB+
Holdings [Line Items]
Percent of Total Investments	7.99%
C000155633 | BBB
Holdings [Line Items]
Percent of Total Investments	5.96%
C000155633 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155633 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.72%
C000155633 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.63%
C000155634 | Other Line
Holdings [Line Items]
Percent of Total Investments	31.61%
C000155634 | A
Holdings [Line Items]
Percent of Total Investments	3.98%
C000155634 | A-
Holdings [Line Items]
Percent of Total Investments	3.14%
C000155634 | A+
Holdings [Line Items]
Percent of Total Investments	6.31%
C000155634 | AA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155634 | AA-
Holdings [Line Items]
Percent of Total Investments	1.83%
C000155634 | AA+
Holdings [Line Items]
Percent of Total Investments	0.95%
C000155634 | AAA
Holdings [Line Items]
Percent of Total Investments	1.04%
C000155634 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155634 | B-
Holdings [Line Items]
Percent of Total Investments	0.68%
C000155634 | B+
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155634 | BB
Holdings [Line Items]
Percent of Total Investments	5.39%
C000155634 | BB-
Holdings [Line Items]
Percent of Total Investments	7.06%
C000155634 | BB+
Holdings [Line Items]
Percent of Total Investments	7.99%
C000155634 | BBB
Holdings [Line Items]
Percent of Total Investments	5.96%
C000155634 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155634 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.72%
C000155634 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.63%
C000155635 | Other Line
Holdings [Line Items]
Percent of Total Investments	31.61%
C000155635 | A
Holdings [Line Items]
Percent of Total Investments	3.98%
C000155635 | A-
Holdings [Line Items]
Percent of Total Investments	3.14%
C000155635 | A+
Holdings [Line Items]
Percent of Total Investments	6.31%
C000155635 | AA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155635 | AA-
Holdings [Line Items]
Percent of Total Investments	1.83%
C000155635 | AA+
Holdings [Line Items]
Percent of Total Investments	0.95%
C000155635 | AAA
Holdings [Line Items]
Percent of Total Investments	1.04%
C000155635 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155635 | B-
Holdings [Line Items]
Percent of Total Investments	0.68%
C000155635 | B+
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155635 | BB
Holdings [Line Items]
Percent of Total Investments	5.39%
C000155635 | BB-
Holdings [Line Items]
Percent of Total Investments	7.06%
C000155635 | BB+
Holdings [Line Items]
Percent of Total Investments	7.99%
C000155635 | BBB
Holdings [Line Items]
Percent of Total Investments	5.96%
C000155635 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155635 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.72%
C000155635 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.63%
C000188229 | Other Line
Holdings [Line Items]
Percent of Total Investments	31.61%
C000188229 | A
Holdings [Line Items]
Percent of Total Investments	3.98%
C000188229 | A-
Holdings [Line Items]
Percent of Total Investments	3.14%
C000188229 | A+
Holdings [Line Items]
Percent of Total Investments	6.31%
C000188229 | AA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000188229 | AA-
Holdings [Line Items]
Percent of Total Investments	1.83%
C000188229 | AA+
Holdings [Line Items]
Percent of Total Investments	0.95%
C000188229 | AAA
Holdings [Line Items]
Percent of Total Investments	1.04%
C000188229 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000188229 | B-
Holdings [Line Items]
Percent of Total Investments	0.68%
C000188229 | B+
Holdings [Line Items]
Percent of Total Investments	4.20%
C000188229 | BB
Holdings [Line Items]
Percent of Total Investments	5.39%
C000188229 | BB-
Holdings [Line Items]
Percent of Total Investments	7.06%
C000188229 | BB+
Holdings [Line Items]
Percent of Total Investments	7.99%
C000188229 | BBB
Holdings [Line Items]
Percent of Total Investments	5.96%
C000188229 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.91%
C000188229 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.72%
C000188229 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.63%
C000155636 | Other Line
Holdings [Line Items]
Percent of Total Investments	31.61%
C000155636 | A
Holdings [Line Items]
Percent of Total Investments	3.98%
C000155636 | A-
Holdings [Line Items]
Percent of Total Investments	3.14%
C000155636 | A+
Holdings [Line Items]
Percent of Total Investments	6.31%
C000155636 | AA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155636 | AA-
Holdings [Line Items]
Percent of Total Investments	1.83%
C000155636 | AA+
Holdings [Line Items]
Percent of Total Investments	0.95%
C000155636 | AAA
Holdings [Line Items]
Percent of Total Investments	1.04%
C000155636 | B
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155636 | B-
Holdings [Line Items]
Percent of Total Investments	0.68%
C000155636 | B+
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155636 | BB
Holdings [Line Items]
Percent of Total Investments	5.39%
C000155636 | BB-
Holdings [Line Items]
Percent of Total Investments	7.06%
C000155636 | BB+
Holdings [Line Items]
Percent of Total Investments	7.99%
C000155636 | BBB
Holdings [Line Items]
Percent of Total Investments	5.96%
C000155636 | BBB-
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155636 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.72%
C000155636 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.63%